NATURE OF OPERATIONS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2000 Nai Interactive Ltd [Member]	Dec. 31, 2012 Cwn China [Member]	Dec. 31, 2011 Cwn China [Member]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%	83.00%	80.00%
Investments in and Advances to Affiliates, at Fair Value, Gross Additions	$ 200,000